SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 03, 2017	Dec. 31, 2016
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 9 months
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 11.8
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	4 years
Share Incentive Plan 2014 [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	12,653,992